NET LOSS PER SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

12.   NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss, as adjusted, by the sum of the weighted average number of shares of common stock and the dilutive potential common stock equivalents then outstanding.  Potential common stock equivalents consist of stock options and convertible debt.  Since there is a net loss attributable to common stockholders for the years ended December 31, 2011 and 2010, the inclusion of common stock equivalents in the computation for those periods would be antidilutive. Accordingly, basic and diluted net loss per share is the same for all periods presented.

The following potentially dilutive securities have been excluded from the computation of diluted net loss per share since their inclusion would be antidilutive:

	Nine Months Ended September 30, (unaudited)		Twelve Months Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 (inception) through December 31,
	2012	2011	2011	2010	2011
Convertible debt	—	—	—	3,646,370	—
Warrants	23,767,459	7,327,322	17,403,989	—	17,403,989
Stock options	4,675,754	3,632,638	4,827,638	769,189	4,827,638